At June 30, 2022 and December 31, 2021, property and equipment consist of the following: (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net			$ 2,323
Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 870,000	1,412,000	1,394,000
Less: accumulated depreciation and amortization	(643,000)	(1,301,000)	(1,276,000)
Property and equipment, net	227,000	111,000	118,000
Machinery and Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	667,000	679,000	661,000
Computer Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		484,000	484,000
Office Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	66,000	160,000	160,000
Leasehold Improvements [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	73,000	89,000	$ 89,000
E V Chargers [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 64,000